FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2015 RUB (₽)
Cash equivalents:
Bank deposits	$ 899.1				₽ 62,463.0		₽ 30,686.0
Investments in money market funds	0.1				3.0		3.0
Term deposits, current							23,040.0
Term deposits, non-current					0.0		5,005.0
Restricted cash	1.3			₽ 578.0	88.0	$ 8.2	569.0	₽ 1,390.0
Liabilities:
Convertible debt					0.0
Additional disclosures
Transfer amount between the levels				0.0	0.0		0.0
Total gains attributable to bank deposits and investments in money market funds	41.7	₽ 2,897.0	₽ 2,598.0	₽ 2,583.0
Other financial assets					0.0		0.0
Other financial liabilities					0.0		0.0
Recurring basis
Cash equivalents:
Bank deposits	899.1				62,463.0		30,686.0
Investments in money market funds	0.1				3.0		3.0
Term deposits, current							23,040.0
Term deposits, non-current							5,013.0
Derivative contracts	1.0				70.0
Restricted cash	1.3				88.0		569.0
Loans to employees	41.5				2,883.0		2,116.0
Loans granted	9.0				620.0		1,075.0
Fair value of financial assets	952.0				66,127.0		62,502.0
Liabilities:
Convertible debt							18,323.0
Contingent consideration	1.2				83.0		188.0
Derivative contracts	0.1				1.0		18.0
Redeemable noncontrolling interests (Note 14)	187.6				13,035.0		9,821.0
Fair value of financial liabilities	$ 188.9				13,119.0		28,350.0
Level 1 | Recurring basis
Cash equivalents:
Investments in money market funds					3.0		3.0
Restricted cash					88.0		569.0
Fair value of financial assets					91.0		572.0
Level 2 | Recurring basis
Cash equivalents:
Bank deposits					62,463.0		30,686.0
Term deposits, current							23,040.0
Term deposits, non-current							5,013.0
Derivative contracts					70.0
Loans to employees					2,883.0		2,116.0
Loans granted					620.0		1,075.0
Fair value of financial assets					66,036.0		61,930.0
Liabilities:
Convertible debt							18,323.0
Derivative contracts					1.0		18.0
Fair value of financial liabilities					1.0		18,341.0
Level 3 | Recurring basis
Liabilities:
Contingent consideration					83.0		188.0
Redeemable noncontrolling interests (Note 14)					13,035.0		9,821.0
Fair value of financial liabilities					₽ 13,118.0		₽ 10,009.0